Annual Total Returns[BarChart] - PROFUND VP DOW 30 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.85%	6.83%	25.18%	6.38%	(2.97%)	12.94%	23.60%	(6.03%)	22.18%	7.41%